OTHER CURRENT ASSETS - NET	9 Months Ended
Sep. 30, 2013
OTHER CURRENT ASSETS - NET
4.	OTHER CURRENT ASSETS - NET

Other current assets consist of the following:

	As of December 31,	As of September 30,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
		(unaudited)
Value-added tax (“VAT”) recoverable	162,195	155,644	25,432
Prepaid expenses (net of provision of loss of nil and RMB11,854,000 as of December 31, 2012 and September 30, 2013 (unaudited), respectively)	65,435	48,751	7,966
Income taxes recoverable	48,268	2,125	347
Other receivables (net of provision of loss of RMB104,505,000 as of December 31, 2012 and September 30, 2013 (unaudited))	20,064	27,255	4,454
Notes receivable	2,681	9,344	1,527
Unbilled solar systems integration revenue	60,822	—	—

	359,465	243,119	39,726

VAT recoverable represents the excess of VAT expended on purchases over the VAT collected from sales. This amount can be applied against future VAT collected from customers or may be reimbursed by the tax authorities under certain circumstances.

Income taxes recoverable represent the excess of income taxes paid to tax authority over the current income taxes. This amount can be applied against income taxes in future years or may be reimbursed by the tax authorities.